Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000002023 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		16.11%	12.46%	12.88%
C000002023 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 33,586	$ 33,586	$ 33,586	$ 27,262	$ 23,836	$ 26,494	$ 21,465	$ 17,599	$ 14,093	$ 12,720	$ 9,960	$ 9,702	$ 9,425
Average Annual Return, Percent		23.19%	13.80%	13.55%
C000002029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	18.25%	12.70%	12.70%
C000002029 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 33,043	$ 33,043	$ 33,043	27,028	23,804	26,667	21,766	17,978	14,507	13,190	10,413	10,214	10,000
Average Annual Return, Percent		22.25%	12.94%	12.70%
C000002030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	21.25%	12.95%	12.69%
C000002030 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 33,029	$ 33,029	$ 33,029	27,018	23,797	26,653	21,757	17,969	14,503	13,189	10,412	10,215	10,000
Average Annual Return, Percent		22.25%	12.95%	12.69%
C000002031 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 36,499	$ 36,499	$ 36,499	29,557	25,777	28,581	23,095	18,888	15,094	13,589	10,621	10,317	10,000
Average Annual Return, Percent		23.49%	14.08%	13.82%
C000002034 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 33,019	$ 33,019	$ 33,019	27,005	23,789	26,643	21,743	17,963	14,499	13,183	10,408	10,212	10,000
Average Annual Return, Percent		22.27%	12.95%	12.69%
C000002036 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 34,709	$ 34,709	$ 34,709	28,249	24,758	27,589	22,410	18,420	14,792	13,385	10,511	10,261	10,000
Average Annual Return, Percent		22.87%	13.51%	13.25%
C000002024 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 35,597	$ 35,597	$ 35,597	28,895	25,259	28,083	22,753	18,650	14,940	13,485	10,567	10,289	10,000
Average Annual Return, Percent		23.19%	13.80%	13.54%
C000002025 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 36,491	$ 36,491	$ 36,491	29,553	25,772	28,574	23,094	18,886	15,094	13,590	10,620	10,316	10,000
Average Annual Return, Percent		23.48%	14.08%	13.82%
C000112291 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 36,845	$ 36,845	$ 36,845	29,808	25,976	28,771	23,231	18,980	15,156	13,631	10,640	10,328	10,000
Average Annual Return, Percent		23.61%	14.19%	13.93%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 33,631	$ 33,631	$ 33,631	25,007	22,207	24,897	19,706	16,557	14,336	13,585	11,111	10,258	10,000
Average Annual Return, Percent	[3],[4]	34.49%	15.23%	12.89%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 46,253	$ 46,253	$ 46,253	$ 33,506	$ 26,557	$ 33,890	$ 25,930	$ 19,010	$ 15,709	$ 14,467	$ 11,060	$ 10,612	$ 10,000
Average Annual Return, Percent	[3],[4]	38.04%	19.46%	16.55%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[4]	Source: FactSet Research Systems Inc.